1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

June 14, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Conversus StepStone Private Venture and Growth Fund (File Nos. 333-263765 and 811-23786); Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Conversus StepStone Private Venture and Growth Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 2 to the Fund’s registration statement under the Investment Company Act of 1940 on Form N-2 (“Registration Statement”). This filing is being made for the purposes of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; (ii) making certain other changes to the Prospectus and Statement of Additional Information for the Fund; and (iii) filing certain required exhibits.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 698-3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz